Fair Value - Additional information (Detail) (USD $)	0 Months Ended	1 Months Ended				12 Months Ended
	May 18, 2011	May 31, 2011	Feb. 28, 2011	Aug. 31, 2010	Jun. 30, 2012	Dec. 31, 2013	Dec. 31, 2012
Series B Convertible Preferred Stock [Member]
Assets And Liabilities Carrying Value And Fair Value [Line Items]
Stock issued during period shares new issues	996,382	996,382	3,664	708,030
Stock issued during period value new issues	$ 1,200,000
Convertible Preferred Stock Purchase Right [Member]
Assets And Liabilities Carrying Value And Fair Value [Line Items]
Fair value of convertible preferred stock purchase right upon issuance						3,800,000
Change in fair value of convertible preferred purchase right					$ 3,700,000		$ (3,707,000)	[1]

[1]	The change in the fair value of the convertible preferred stock purchase right was recognized in change in fair value of convertible preferred stock purchase right in the accompanying statements of operations.